SEGMENT INFORMATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Percentage of entity's revenue	72.27%
One Customer
Disclosure of geographical areas [line items]
Percentage of entity's revenue	8.70%	10.70%	10.90%